Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (670,087)	$ (92,341)	¥ (62,208)	¥ (90,022)
Net loss from discontinued operations	(1,596)	(220)	(28,622)	(6,439)
Net loss from continuing operations	(668,491)	(92,121)	(33,586)	(83,583)
Adjustments to reconcile net loss from operations to net cash used by operating activities
Depreciation and amortization	5,669	781	6,736	5,769
Allowances for obsolete inventories, net	9,841	1,356	688	(356)
Impairment of long-live assets	10,496	1,446
Allowance for credit losses, net	505,754	69,695	152
Share-based compensation and expenses	111,034	15,301	8,892	63,656
Loss on disposal of property and equipment				184
Deferred tax			(171)	(171)
Net changes in operating assets and liabilities:
Accounts receivable	(22,312)	(3,075)	4,118	(27,463)
Prepaid expenses and other current assets	(41,877)	(5,771)	(361,724)	(22,908)
Inventories	(5,166)	(712)	4,459	17,265
Accounts payable	32,412	4,466	(10,606)	18,217
Other payables and accrued liabilities	25,381	3,498	4,213	8,252
Related parties	5,530	762	2,949	877
Net cash used in operating activities - Continuing operations	(31,729)	(4,374)	(373,880)	(20,261)
Net cash provided by operating activities - Discontinued operations			246	(4,115)
Net cash used in operating activities	(31,729)	(4,374)	(373,634)	(24,376)
Cash flow from investing activities:
Acquisition of property, plant and equipment			(971)	(2,593)
Payment for intangible assets				(307)
Proceeds from sale of property, plant and equipment			6,500
Net cash provided by investing activities - Continuing operations			5,529	(2,900)
Net cash used in investing activities - Discontinued operations			(9)
Net cash provided by investing activities			5,520	(2,900)
Cash flow from financing activities:
Proceeds from short-term borrowings	36,000	4,961	60,571	66,300
Loan received from a shareholder			41,796	4,010
Repayment of loan from a shareholder			(14,200)	(3,000)
Repayment of short-term borrowings	(29,349)	(4,044)	(57,557)	(48,145)
Repayments of long-term borrowings			(7,950)	(870)
Government grants	(1,812)	(250)	(2,542)	8,697
Proceeds from issuance of ordinary shares	47,374	6,528	350,001
Payment of capital lease obligation	(264)	(36)	(498)
Net cash provided by financing activities	51,949	7,159	369,621	26,992
Effect of exchange rate changes on cash and cash equivalent and restricted cash	11,818	1,388	3,234	5,526
Net increase in cash and cash equivalent and restricted cash	32,038	4,173	4,741	5,242
Cash and cash equivalents and restricted cash at beginning of year	77,175	10,877	72,434	67,192
Cash and cash equivalents and restricted cash at end of year	109,200	15,050	77,175	72,434
Less: Cash and cash equivalent and restricted cash - Discontinued operations				14
Cash and cash equivalents and restricted cash at end of year - Continuing operations	109,213	15,050	77,175	72,420
Supplemental disclosures of cash flow information:
Income taxes paid (refunded)
Interest paid			3,635	4,075
Restricted cash			500	500
Cash and cash equivalents	109,213	15,050	76,675	71,920
Cash, cash equivalents and restricted cash	¥ 109,213	$ 15,050	¥ 77,175	¥ 72,420